SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue and Expense Recognition

Rowan's drilling contracts generally provide for payment on a daily rate basis, and revenues are recognized as the work progresses with the passage of time.  Rowan frequently receives lump-sum payments at the outset of a drilling assignment for equipment moves or modifications.  Lump-sum fees received for equipment moves (and related costs) and fees received for equipment modifications or upgrades are initially deferred and amortized on a straight-line basis over the primary term of the drilling contract.  The costs of contractual equipment modifications or upgrades and the costs of the initial move of newly acquired rigs are capitalized and depreciated in accordance with the Company's fixed asset capitalization policy.  The costs of moving equipment while not under contract are expensed as incurred.  Drilling revenues received but unearned are included in current and long-term liabilities and totaled $58.4 million and $7.7 million at December 31, 2011 and 2010, respectively.  Deferred drilling costs are included in prepaid expenses and other assets and totaled $33.0 million and $22.3 million at December 31, 2011 and 2010, respectively.

Rowan recognizes revenue for certain reimbursable costs.  Each reimbursable item and amount is stipulated in the Company's contract with the customer, and such items and amounts frequently vary between contracts.  The Company recognizes reimbursable costs on the gross basis, as both revenues and expenses, because Rowan is the primary obligor in the arrangement, has discretion in supplier selection, is involved in determining product or service specifications and assumes full credit risk related to the reimbursable costs.

Cash Equivalents

Cash equivalents consist of highly liquid temporary cash investments with maturities no greater than three months at the time of purchase.

Accounts Receivable and Allowance for Doubtful Accounts

The Company assesses the collectability of receivables and records adjustments to an allowance for doubtful accounts, which is recorded as an offset to accounts receivable, to cover the risk of credit losses.  The allowance is based on historical and other factors that predict collectability, including write-offs, recoveries and the monitoring of credit quality.  The Company's allowance for doubtful accounts was $0.3 million at December 31, 2011 and 2010, respectively.

Receivables included unreimbursed costs related to the salvage of lost or damaged rigs and related equipment totaling $4.6 million and $10.4 million at December 31, 2011 and 2010, respectively.

Property and Depreciation

Rowan provides depreciation for financial reporting purposes under the straight-line method over the asset's estimated useful life from the date the asset is placed into service until it is sold or becomes fully depreciated.  Estimated useful lives and salvage values are presented below:

	Life (in years)	Salvage Value

Jack-up drilling rigs:
Hulls	35	20%
Legs	30	20%
Quarters	25	20%
Drilling equipment	10 to 25	20%

Drill pipe and tubular equipment	4	10%
Other property and equipment	3 to 30	various

Expenditures for new property or enhancements to existing property are capitalized and depreciated over the asset's estimated useful life.  Expenditures for maintenance and repairs are charged to operations as incurred.  As assets are sold or retired, property cost and related accumulated depreciation are removed from the accounts, and any resulting gain or loss is included in results of operations.  Rowan capitalizes a portion of interest cost incurred during the construction period.  The Company capitalized interest in the amount of $54.5 million in 2011, $40.0 million in 2010, and $21.5 million in 2009.  Long-lived assets are reviewed for impairment at least annually, or whenever circumstances indicate their carrying amounts may not be recoverable, based upon estimated future cash flows.  Impairment, if any, is measured as the excess of an asset's carrying amount over its estimated fair value.  No impairment charges for long-lived assets attributable to continuing operations were required in 2011, 2010 or 2009.

In connection with the sale of LeTourneau, the Company took ownership of a land rig that LeTourneau was constructing on behalf of a customer, plus a related customer deposit.  The Company is holding the asset for sale and recorded an $8 million impairment charge, which is included in pretax loss for discontinued manufacturing operations for 2011.  Fair value was estimated based on equipment broker quotes, less anticipated selling costs.  Such inputs are considered Level 3 fair value inputs, which are unobservable inputs and considered the lowest level in the fair value hierarchy.

Repairs and maintenance expense attributable to continuing operations totaled $97.6 million in 2011, $70.3 million in 2010, and $74.4 million in 2009.

Foreign Currency Transactions

The U.S. dollar is the functional currency for all of Rowan's operations.  Non-U.S. subsidiaries translate their nonmonetary assets at exchange rates prevailing at the time they were acquired; monetary assets and liabilities are translated at year-end rates.  Resulting translation gains and losses and foreign currency transaction gains and losses are included in “other income” on the Company's Consolidated Statements of Income.  In order to reduce the impact of exchange rate fluctuations, Rowan generally requires customer payments to be in U.S. dollars and generally limits foreign currency holdings to the extent they are needed to pay liabilities denominated in such currencies.  The Company recognized net foreign currency losses of $0.8 million in 2011, $0.4 million in 2010 and $0.1 million in 2009.

Income Taxes

Rowan recognizes deferred income tax assets and liabilities for the estimated future tax consequences of differences between the financial statement and tax bases of assets and liabilities.  Valuation allowances are provided against deferred tax assets that are not likely to be realized.  See Note 10 for further information regarding the Company's income tax assets and liabilities.

Historically, the Company has conducted its foreign operations through U.S. subsidiaries, which resulted in income tax at or near the U.S. statutory rate of 35%.  In 2009, the Company began operating many of its foreign-based rigs through its international subsidiaries, and has asserted that such earnings are permanently reinvested abroad.  The Company does not provide deferred income taxes on undistributed foreign earnings considered to be permanently invested abroad.

Environmental Costs

Environmental remediation costs are accrued using estimates of future monitoring, testing and clean-up costs where it is probable that such costs will be incurred.  Estimates of future monitoring, testing and clean-up costs, and assessments of the probability that such costs will be incurred incorporate many factors, including approved monitoring, testing and/or remediation plans; ongoing communications with environmental regulatory agencies; the expected duration of remediation measures; historical monitoring, testing and clean-up costs, and current and anticipated operational plans and manufacturing processes.  Ongoing environmental compliance costs are expensed as incurred, and expenditures to mitigate or prevent future environmental contamination are capitalized.  Environmental liabilities at December 31, 2011 and 2010, were not material.

Income Per Common Share

Basic income per share is computed by dividing income available to common stockholders by the weighted-average number of common shares outstanding during the period.  Diluted income per share includes the additional effect of all potentially dilutive securities, which includes nonvested restricted stock and units, dilutive stock options and appreciation rights, and contingently issuable shares, if any, such as performance-based stock awards.

A reconciliation of shares for basic and diluted income per share for each of the past three years is set forth below.  There were no income adjustments to the numerators of the basic or diluted computations for the periods presented (in thousands):

	2011	2010	2009

Average common shares outstanding	125,044	117,021	113,515
Add dilutive securities:
Nonvested restricted stock and units	765	1,270	-
Employee and director stock options	298	417	69
Stock appreciation rights and other	286	110	-
Average shares for diluted computations	126,393	118,818	113,584

Options and other potentially dilutive securities are antidilutive and excluded from the dilutive calculations when their exercise or conversion price exceeds the average stock market price during the period.  The following table sets forth the share effects of securities excluded from the diluted calculations because they were antidilutive for the years indicated.  Such securities could potentially dilute earnings per share in the future (in thousands):

	2011	2010	2009

Employee and director stock options	42	153	1,481
Stock appreciation rights and other	266	-	85
Total potentially dilutive shares	308	153	1,566

Comprehensive Income

Comprehensive income consists of net income and other comprehensive income (loss). Other comprehensive income (loss) for 2011, 2010 and 2009, consisted solely of adjustments relating to pension and other postretirement benefits, the components of which were as follows, net of income taxes (in thousands):

	2011	2010	2009

Net (loss) gain arising during the period	$(79,888)	$(3,779)	$14,225
Prior service (cost) credit arising during the period	-	-	43,703
Amortization of (gain) loss	14,135	12,648	10,721
Amortization of transition obligation	552	430	431
Amortization of prior service cost (credit)	(14,975)	(4,473)	(2,385)
Total other comprehensive income (loss), net of tax	$(80,176)	$4,826	$66,695
See Note 9 for further information regarding the Company's pension and other postretirement benefits.

New Accounting Standards

In June 2011, the FASB issued an update on the presentation of other comprehensive income. Under this update, entities will be required to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The current option to report other comprehensive income and its components in the statement of changes in equity has been eliminated. This update is effective for interim and annual periods beginning on or after December 15, 2011. We do not believe the adoption of this update will have a material impact on our consolidated financial statements.